FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:	FAIR VALUE MEASUREMENTS

The following table provides the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of December 31, 2025

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$-	$-
Total financial liabilities at fair value	$-	$-	$-	$-

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

The changes in the fair value of the Level 3 financial liabilities, which are measured on a recurring basis, are as follows:

Convertible securities

January 1, 2023	$1,054
Proceeds from issuance of 2023 SAFE	995
Change in fair value of convertible securities	(219)
December 31, 2023	$1,830
Proceeds from issuance of SAFEs	1,000
Conversion of SAFEs to Ordinary Shares(*)	(2,107)
Conversion of short-term debt from shareholders to SAFEs	636
Change in fair value of convertible securities	443
December 31, 2025	$1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	952
Conversion of SAFEs to Ordinary Shares(**)	(3,189)
December 31, 2025	$-

(*)	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Notes 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.

(**)	This amount is measured based on the fair value of the Class Ordinary Shares issued upon the conversion of the 2024 SAFEs (see Note 4d). The fair value of such shares was based on Class Ordinary Shares market price in the Company’s IPO.

There were no transfers between fair value measurement levels during the years ended December 31, 2025 and 2024.

The estimated fair value of the cash and cash equivalents, short term deposits, restricted cash, other current assets, accounts payable, accrued expense and other current liabilities approximates their carrying values as these financial instruments are highly liquid or short-term in nature.

The Underwriter Warrants (see Note 7) were classified as equity in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification criteria. Accordingly, the Underwriter Warrants were recorded within shareholders’ equity and are not subsequently remeasured. The fair value of the Underwriter warrants granted was estimated using the Black-Scholes option pricing model using the following assumptions:

Description	2025

Risk-free interest rate	4.17%
Expected volatility (*)	75.38
Dividend yield	-
Contractual life (in years)	5
Exercise price	$10

(*)	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)